Discontinued Operations - Summary of Exceptional Items - Discontinued Operations (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross	$ (210)	$ (210)	$ (650)
Exceptional items tax	242	(2,320)	(2,320)
Exceptional items net	32	(2,530)	(2,970)
US tax reform [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items tax		(2,320)	(2,320)
Exceptional items net		(2,320)	(2,320)
Non-controlling interests [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross
Exceptional items tax
Exceptional items net
Attributable to BHP shareholders [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross	(210)	(210)	(650)
Exceptional items tax	242	(2,320)	(2,320)
Exceptional items net	32	(2,530)	(2,970)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross			(2,859)
Exceptional items tax		492	601
Exceptional items net	$ 0	492	(2,258)
Discontinued operations [member] | US tax reform [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross
Exceptional items tax		492	492
Exceptional items net		492	492
Discontinued operations [member] | Impairment of Onshore US assets [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross			(2,859)
Exceptional items tax			109
Exceptional items net			(2,750)
Discontinued operations [member] | Non-controlling interests [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross
Exceptional items tax
Exceptional items net
Discontinued operations [member] | Attributable to BHP shareholders [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross			(2,859)
Exceptional items tax		492	601
Exceptional items net		$ 492	$ (2,258)